Events occurring after the reporting period (Details)			2 Months Ended	6 Months Ended
	Jan. 07, 2022 USD ($) $ / shares	Jan. 07, 2022 GBP (£)	Mar. 02, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Events occurring after the reporting date
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners	$ 14,670,000	£ 10,893,000
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.09
Net book value of disposals of intangible assets				£ 14,274,000	£ 13,519,000
Additions or extensions of intangible assets				145,846,000	79,824,000
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets				14,274,000	13,519,000
Additions or extensions of intangible assets				£ 144,302,000	£ 78,895,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs			£ 1,252,000
Net book value of disposals of intangible assets			116,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable			39,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets			£ 124,000
Due term of payments			2 years
Sell-on fees and contingent consideration payable			£ 874,000